Fair Value, Estimates for Financial Instruments Excluding those Recorded at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets
Cash and due from banks	$ 23,551		$ 23,367
Held-to-maturity debt securities	144,788		139,335
Loans	953,110	[1]	956,770	[1]	$ 967,604	$ 916,559	$ 862,551
Financial liabilities
Deposits (3)(5)	1,286,170		1,335,991
Short-term borrowings	105,787		103,256		$ 96,781
Long-term debt	229,044		225,020
Carrying value [Member]
Financial assets
Cash and due from banks	23,551		23,367
Interest-earning deposits with banks	149,736		192,580
Federal funds sold and securities purchased under resale agreements	80,207		80,025
Held-to-maturity debt securities	144,788		139,335
Mortgage loans held for sale	3,355		3,954
Loans held for sale	572		108
Loans	923,703		926,273
Nonmarketable equity securities	5,643		7,136
Total financial assets	1,331,555		1,372,778
Financial liabilities
Deposits (3)(5)	130,645		128,594
Short-term borrowings	105,787		103,256
Long-term debt	229,008		224,981
Total financial liabilities	465,440		456,831
Fair Value Disclosures, Textual [Abstract]
Deposit Liabilities With No Defined or Contractual Maturity	1,200,000		1,200,000
Capital Lease Obligations	36		39
Carrying value [Member] | Finance Leases Financing Receivable [Member]
Financial assets
Loans	19,700		19,400
Carrying value [Member] | Measurement Alternative [Member]
Financial assets
Nonmarketable equity securities	1,700
Carrying value [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Financial assets
Nonmarketable equity securities			27
Estimated fair value [Member]
Financial assets
Cash and due from banks	23,551		23,367
Interest-earning deposits with banks	149,736		192,580
Federal funds sold and securities purchased under resale agreements	80,207		80,025
Held-to-maturity debt securities	142,115		138,985
Mortgage loans held for sale	3,362		3,958
Loans held for sale	572		108
Loans	917,915		938,335
Nonmarketable equity securities	5,675		7,628
Total financial assets	1,323,133		1,384,986
Financial liabilities
Deposits (3)(5)	130,089		127,914
Short-term borrowings	105,789		103,256
Long-term debt	228,134		230,268
Total financial liabilities	464,012		461,438
Fair Value Disclosures, Textual [Abstract]
Loan Commitments And Standby, Commercial And Similar Letters of Credit	1,000		1,000
Estimated fair value [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Financial assets
Nonmarketable equity securities			30
Estimated fair value [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and due from banks	23,551		23,367
Interest-earning deposits with banks	149,542		192,455
Federal funds sold and securities purchased under resale agreements	0		1,002
Held-to-maturity debt securities	44,339		44,806
Mortgage loans held for sale	0		0
Loans held for sale	0		0
Loans	0		0
Nonmarketable equity securities	0		0
Total financial assets	217,432		261,630
Financial liabilities
Deposits (3)(5)	0		0
Short-term borrowings	0		0
Long-term debt	0		0
Total financial liabilities	0		0
Estimated fair value [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets
Cash and due from banks	0		0
Interest-earning deposits with banks	194		125
Federal funds sold and securities purchased under resale agreements	80,207		78,954
Held-to-maturity debt securities	97,275		93,694
Mortgage loans held for sale	2,129		2,625
Loans held for sale	572		108
Loans	45,190		51,713
Nonmarketable equity securities	0		23
Total financial assets	225,567		227,242
Financial liabilities
Deposits (3)(5)	107,448		108,146
Short-term borrowings	105,789		103,256
Long-term debt	225,904		227,109
Total financial liabilities	439,141		438,511
Estimated fair value [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets
Cash and due from banks	0		0
Interest-earning deposits with banks	0		0
Federal funds sold and securities purchased under resale agreements	0		69
Held-to-maturity debt securities	501		485
Mortgage loans held for sale	1,233		1,333
Loans held for sale	0		0
Loans	872,725		886,622
Nonmarketable equity securities	5,675		7,605
Total financial assets	880,134		896,114
Financial liabilities
Deposits (3)(5)	22,641		19,768
Short-term borrowings	0		0
Long-term debt	2,230		3,159
Total financial liabilities	$ 24,871		$ 22,927

[1]	(3)Parenthetical amounts represent assets and liabilities that we are required to carry at fair value or have elected the fair value option.